Schedule of Investments (unaudited)
August 31, 2024
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 141.0%
Alabama — 2.7%
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Project No 6, Series B	4.000%	12/1/26	$710,000	$715,065 (a)(b)
Series D-1, Refunding	5.500%	2/1/29	1,050,000	1,124,783 (a)(b)
Series F	5.500%	12/1/28	2,250,000	2,397,082 (a)(b)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	900,000	954,296 (c)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/45	1,500,000	1,635,480
Warrants, Series 2024, Refunding	5.250%	10/1/49	3,500,000	3,782,378
Warrants, Series 2024, Refunding	5.500%	10/1/53	2,750,000	3,005,786
Mobile County, AL, IDA Revenue, Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	1,670,000	1,738,146 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/32	2,000,000	2,178,904
Total Alabama				17,531,920
Alaska — 0.7%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B, Refunding	5.000%	12/1/38	750,000	796,560
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	1,300,000	1,340,247 (c)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	750,000	688,836
Asset Backed Senior Bonds, Series A, Class 1, Refunding	4.000%	6/1/41	1,690,000	1,659,535
Total Alaska				4,485,178
Arizona — 4.8%
Arizona State IDA, Education Revenue, Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/52	725,000	734,789
Chandler, AZ, IDA Revenue:
Intel Corp. Project	3.800%	6/15/28	1,750,000	1,792,558 (a)(b)
Intel Corp. Project	4.100%	6/15/28	1,300,000	1,324,105 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	3,400,000	3,444,411 (a)(b)(c)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	1,225,000	1,246,870 (d)
Queen Creek, AZ, Excise Tax & State Shared Revenue, Series A	5.000%	8/1/42	750,000	790,333
Salt Verde, AZ, Financial Corp., Natural Gas Revenue:
Series 2007	5.250%	12/1/28	2,000,000	2,135,344
Series 2007	5.000%	12/1/32	12,000,000	13,086,950
Series 2007	5.000%	12/1/37	5,500,000	6,099,919
Total Arizona				30,655,279
Arkansas — 0.2%
Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	1,050,000	1,120,404 (c)
California — 13.9%
Alameda, CA, Corridor Transportation Authority Revenue:
Convertible CAB, Series C, Refunding, AGM	5.000%	10/1/52	2,650,000	2,856,956
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	2,250,000	2,307,030
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	850,000	860,791 (a)(b)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	$8,500,000	$9,173,697 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	3,100,000	3,295,544 (a)(b)
California State Health Facilities Financing Authority Revenue, Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	500,000	516,777
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	4,400,000	4,482,914 (c)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	13,500,000	13,523,638 (c)(d)
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C, Refunding	4.000%	5/15/36	800,000	808,226 (c)
Los Angeles International Airport, Subordinated, Series C, Refunding	4.000%	5/15/37	500,000	503,454 (c)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/38	500,000	522,880 (c)
Los Angeles International Airport, Subordinated, Series F, Refunding	4.000%	5/15/49	2,000,000	1,920,127 (c)
Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series A	5.000%	7/1/48	2,000,000	2,085,381
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series C	5.000%	7/1/42	2,000,000	2,089,233
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Subordinated, Series A	5.000%	6/1/48	1,500,000	1,578,737
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	3,430,000	4,330,010
Series B	7.000%	11/1/34	2,490,000	3,143,360
Series B	6.500%	11/1/39	8,000,000	10,379,083
Series C	6.500%	11/1/39	2,000,000	2,594,771
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1	5.500%	9/1/37	545,000	577,278
Community Facilities District No 2003-1	5.750%	9/1/52	1,400,000	1,455,972
Community Facilities District No 2023-1	5.625%	9/1/53	1,070,000	1,140,011
Riverside, CA, Electric Revenue, Series A, Refunding	5.000%	10/1/48	750,000	796,646
San Diego County, CA, Regional Airport Authority Revenue, Series B	5.000%	7/1/46	1,500,000	1,566,857 (c)
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series A, Unrefunded	5.000%	5/1/47	10,635,000	10,756,219 (c)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/47	1,500,000	1,540,497 (c)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Capital Project, Series A	5.000%	7/15/43	1,000,000	1,058,215
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/39	500,000	532,330
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	800,000	827,882
Tulare, CA, Sewer Revenue, Refunding, AGM	5.000%	11/15/41	2,000,000	2,037,824
Total California				89,262,340
Colorado — 5.2%
Base Village Metropolitan District No 2, CO, GO, Series A, Refunding	5.750%	12/1/46	1,000,000	1,001,708
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project, Series A	5.000%	3/1/47	1,600,000	1,638,034
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	1,300,000	1,328,334 (a)(b)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
Commonspirit Health Project, Series A-2, Refunding	4.000%	8/1/49	$2,500,000	$2,330,823
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	800,000	800,691
Denver, CO, Airport System Revenue:
Series C	6.125%	11/15/25	3,235,000	3,336,020 (c)(e)
Subordinated, Series B, Refunding	5.250%	11/15/34	3,000,000	3,418,387 (c)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	15,700,000	19,537,783
Total Colorado				33,391,780
Connecticut — 1.0%
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	2,000,000	2,112,898
Connecticut State, GO:
Series A	4.000%	4/15/37	500,000	505,945
Series B	4.000%	1/15/42	1,250,000	1,275,260
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	1,150,000	1,163,515 (d)
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	1,000,000	1,049,002
Total Connecticut				6,106,620
Delaware — 0.1%
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	500,000	507,886
District of Columbia — 1.1%
District of Columbia Revenue:
KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	800,000	826,681
KIPP DC Project, Series B, Refunding	5.000%	7/1/48	2,800,000	2,839,622
Metropolitan Washington, DC, Airports Authority Aviation Revenue:
Series A, Refunding	5.000%	10/1/29	1,500,000	1,621,414 (c)
Series A, Refunding	5.000%	10/1/30	1,500,000	1,634,289 (c)
Total District of Columbia				6,922,006
Florida — 8.5%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/47	1,600,000	1,626,467 (c)
Series A	5.000%	10/1/45	1,000,000	1,007,150 (c)
Broward County, FL, Port Facilities Revenue, Series 2022	5.000%	9/1/37	400,000	435,241 (c)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	715,000	720,026 (d)
Florida State Development Finance Corp., Revenue:
Brightline Passenger Rail Project, Refunding	5.250%	7/1/47	2,700,000	2,775,129 (c)
Brightline Passenger Rail Project, Refunding, AGM	5.250%	7/1/53	8,000,000	8,438,305 (c)
Florida State Insurance Assistance Interlocal Agency Inc., Revenue, Series A-1, Refunding	5.000%	9/1/26	5,850,000	6,021,379
Florida State Mid-Bay Bridge Authority Revenue:
First Senior Lien, Series A, Refunding	5.000%	10/1/40	740,000	746,271
Series A, Refunding	5.000%	10/1/30	2,410,000	2,448,898
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AGM	4.000%	10/1/52	900,000	845,872
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue:
Priority Subordinated, Series A	5.000%	10/1/42	500,000	511,972 (c)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Priority Subordinated, Series A	5.000%	10/1/47	$1,500,000	$1,526,109 (c)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	1,250,000	1,288,642 (c)
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/41	3,000,000	3,060,256
Miami-Dade County, FL, Expressway Authority, Series A, Refunding	5.000%	7/1/40	9,000,000	9,005,363
Miami-Dade County, FL, Seaport Revenue:
Senior Bonds, Series A, Refunding	5.000%	10/1/47	2,000,000	2,138,212 (c)
Senior Bonds, Series A, Refunding	5.250%	10/1/52	2,500,000	2,659,558 (c)
Orange County, FL, Health Facilities Authority Revenue, Orlando Health Inc., Series A	5.000%	10/1/53	1,300,000	1,383,340
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	750,000	768,482
Jupiter Medical Center Project, Series A	5.000%	11/1/52	2,850,000	2,918,109
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	650,000	605,491
Pasco County, FL, Capital Improvement, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Series A, AGM	5.750%	9/1/54	2,175,000	2,442,997
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/47	1,000,000	1,024,818
Total Florida				54,398,087
Georgia — 1.4%
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A, Refunding	5.000%	4/1/50	1,250,000	1,302,446
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	1,150,000	1,227,962
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	750,000	798,717
Plant Vogtle Units 3&4, Project P, Series A, Refunding	5.000%	1/1/56	1,295,000	1,317,737
Project One, Series A, Refunding	5.000%	1/1/50	1,250,000	1,310,415
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	1,450,000	1,500,366
Series C	5.000%	9/1/30	1,600,000	1,712,629 (a)(b)
Total Georgia				9,170,272
Guam — 0.2%
Guam Government, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/36	1,230,000	1,239,980
Hawaii — 0.3%
Honolulu, HI, City & County Wastewater System Revenue, First Senior Bond Resolution, Series A	3.000%	7/1/41	2,000,000	1,749,330
Idaho — 0.2%
Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	1,100,000	1,126,956
Illinois — 18.6%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	2,000,000	2,053,910
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.875%	12/1/47	3,000,000	3,303,905
Dedicated, Series G, Refunding	5.000%	12/1/34	100,000	102,478
Dedicated, Series G, Refunding	5.000%	12/1/44	750,000	757,591
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Dedicated, Series H	5.000%	12/1/36	$500,000	$510,417
Dedicated, Series H	5.000%	12/1/46	5,400,000	5,441,468
Series D	5.000%	12/1/46	8,435,000	8,516,773
Chicago, IL, GO:
Series A	5.500%	1/1/35	1,000,000	1,072,921
Series A	5.000%	1/1/44	1,000,000	1,029,361
Series A, Refunding	5.625%	1/1/29	2,000,000	2,081,337
Series A, Refunding	6.000%	1/1/38	2,000,000	2,077,120
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/41	1,250,000	1,265,914
General Senior Lien, Series C, Refunding	5.000%	1/1/44	2,500,000	2,615,852 (c)
Senior Lien, Series D	5.000%	1/1/47	500,000	510,445
Senior Lien, Series D	5.000%	1/1/52	500,000	509,043
Series A, Refunding	5.000%	1/1/31	1,000,000	1,004,355 (c)
Series A, Refunding	5.000%	1/1/35	7,000,000	7,025,253 (c)
Series C, Refunding	5.000%	1/1/35	2,200,000	2,207,937 (c)
Series C, Refunding	5.000%	1/1/43	750,000	787,132 (c)
TrIPS Obligated Group	5.000%	7/1/48	900,000	909,456 (c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	1,250,000	1,261,761
Second Lien, Series A, Refunding	5.000%	12/1/45	500,000	523,158
Second Lien, Series A, Refunding	4.000%	12/1/55	1,900,000	1,738,137
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A	5.000%	1/1/47	2,700,000	2,747,893
Second Lien, Series A, AGM	5.250%	1/1/53	500,000	543,992
Second Lien, Series B, Refunding	5.000%	1/1/38	1,500,000	1,545,927
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/34	800,000	801,474
Second Lien Project	5.000%	11/1/39	500,000	500,601
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,800,000	1,909,973
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/33	1,290,000	1,361,772
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/37	3,610,000	3,772,538
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/38	2,000,000	2,082,433
Cook County, IL, Sales Tax Revenue, Series A, Refunding	4.000%	11/15/41	2,500,000	2,461,227
Illinois State Finance Authority Revenue, Northshore University Healthsystem, Series A, Refunding	4.000%	8/15/40	2,400,000	2,366,298
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue, CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	500,000	497,136
Illinois State Sports Facilities Authority Revenue:
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/28	750,000	798,876
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	250,000	270,030
Illinois State Toll Highway Authority Revenue, Series A	4.000%	1/1/46	4,000,000	3,904,065
Illinois State, GO:
Series 2016	5.000%	1/1/33	2,000,000	2,036,321
Series 2016	5.000%	11/1/33	3,000,000	3,083,546
Series 2016, Refunding	5.000%	2/1/29	2,100,000	2,200,387
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Series A	5.000%	3/1/34	$2,000,000	$2,202,386
Series A	5.000%	5/1/36	940,000	984,119
Series A	5.000%	3/1/37	750,000	817,681
Series A	5.000%	5/1/39	2,600,000	2,704,093
Series A	5.000%	3/1/46	2,250,000	2,377,037
Series A, Refunding	5.000%	10/1/29	5,095,000	5,496,438
Series A, Refunding	5.000%	10/1/30	500,000	536,363
Series C	5.000%	12/1/41	4,000,000	4,368,880
Series D	5.000%	11/1/27	2,400,000	2,551,205
Series D	5.000%	11/1/28	750,000	797,138
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	3,500,000	3,458,712
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	1,500,000	1,430,312
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	8,150,000	8,446,415
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	1,500,000	1,590,059
McCormick Place Expansion Project, Series B-1, Refunding, AGM	0.000%	6/15/47	3,000,000	1,081,653
Total Illinois				119,032,704
Indiana — 1.6%
Indiana State Finance Authority Revenue:
BHI Senior Living Inc., Series A, Refunding	4.000%	11/15/41	2,250,000	2,160,482
Marion General Hospital, Series A	4.000%	7/1/45	1,200,000	1,112,238
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	1,150,000	1,179,157
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse and Jail Project, Series A	4.000%	2/1/44	2,000,000	2,004,485
Courthouse and Jail Project, Series A	5.000%	2/1/54	850,000	886,561
Valparaiso, IN, Exempt Facilities Revenue:
Pratt Paper LLC Project, Refunding	4.500%	1/1/34	1,400,000	1,439,520 (c)
Pratt Paper LLC Project, Refunding	4.875%	1/1/44	1,500,000	1,558,599 (c)
Total Indiana				10,341,042
Iowa — 1.4%
Iowa State Finance Authority Revenue:
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/32	4,400,000	5,117,320 (a)(b)(f)
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/50	2,500,000	2,907,568 (f)
Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	750,000	708,299
Total Iowa				8,733,187
Kentucky — 1.2%
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	1,000,000	1,033,914
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	6/1/26	6,500,000	6,534,170 (a)(b)
Total Kentucky				7,568,084
Louisiana — 1.8%
Port New Orleans, LA, Board of Commissioners Revenue, Series B, Refunding, AGM	5.000%	4/1/43	2,500,000	2,565,370 (c)
Shreveport, LA, Water & Sewer Revenue, Refunding, AGM	5.000%	12/1/34	2,080,000	2,124,870
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Louisiana — continued
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	$2,250,000	$2,198,208 (a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	4,650,000	4,557,240 (a)(b)
Total Louisiana				11,445,688
Maryland — 0.5%
Maryland State EDC, Senior Student Housing Revenue:
Morgan State University Project	4.000%	7/1/40	500,000	488,248
Morgan State University Project	5.000%	7/1/50	1,150,000	1,185,457
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	1,845,000	1,831,575
Total Maryland				3,505,280
Massachusetts — 3.0%
Massachusetts State DFA Revenue:
Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	1,800,000	1,963,913
International Charter School, Refunding	5.000%	4/15/40	1,875,000	1,877,554
Milford Regional Medical Center, Series F, Refunding	5.750%	7/15/43	500,000	500,339
Northeastern University Issue, Refunding	5.000%	10/1/44	2,750,000	3,048,360
UMass Boston Student Housing Project	5.000%	10/1/48	950,000	954,610
Massachusetts State Port Authority Revenue:
Bosfuel Project, Series A, Refunding	5.000%	7/1/49	1,500,000	1,535,218 (c)
Series A, Refunding	5.000%	7/1/36	1,700,000	1,801,123 (c)
Series E	5.000%	7/1/46	6,980,000	7,324,866 (c)
Total Massachusetts				19,005,983
Michigan — 3.0%
Great Lakes, MI, Water Authority, Sewage Disposal System Revenue, Senior Lien, Series C	5.250%	7/1/53	2,000,000	2,202,153
Great Lakes, MI, Water Authority, Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/38	1,000,000	1,145,107
Senior Lien, Series A	5.000%	7/1/46	6,790,000	6,934,361
Senior Lien, Series C, Refunding	5.000%	7/1/35	650,000	671,310
Kent County, MI, Gerald R. Ford International Airport, GO, Authority Revenue, County GTD	5.000%	1/1/51	1,000,000	1,056,855 (c)
Michigan State Finance Authority Revenue:
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	625,000	634,033
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	250,000	253,408
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Act 38 Facilities, Senior Green Bonds	5.500%	2/28/57	1,000,000	1,115,512
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	185,000	190,177
Michigan State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series 2010 F-4, Refunding	5.000%	11/15/47	3,000,000	3,148,017
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	1,800,000	1,844,389 (c)
Total Michigan				19,195,322
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Missouri — 0.3%
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services Projects, Series A	5.000%	2/1/42	$150,000	$153,819
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	1,600,000	1,624,857
Total Missouri				1,778,676
Nebraska — 0.3%
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	2,000,000	1,997,419
New Hampshire — 0.2%
National Finance Authority, NH, Revenue, Presbyterian Senior Living Project, Series A	5.250%	7/1/48	950,000	1,008,741
New Jersey — 8.0%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Refunding, AGM	5.000%	11/1/27	240,000	240,711
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,000,000	1,000,790 (c)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	2,500,000	2,502,035 (c)
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	500,000	481,959
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	3,500,000	3,618,749 (c)
New Jersey State EDA, Lease Revenue, State House Project, Series B	5.000%	6/15/43	4,000,000	4,161,202
New Jersey State EDA, Special Facility Revenue, Continental Airlines Inc. Project	5.250%	9/15/29	5,000,000	5,004,757 (c)
New Jersey State EFA Revenue, Stevens Institute of Technology, Refunding	5.000%	7/1/42	3,000,000	3,067,057
New Jersey State Health Care Facilities Financing Authority Revenue, RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	1,500,000	1,531,249
New Jersey State Institute of Technology, GO, Series A	5.000%	7/1/45	750,000	757,954
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.000%	6/15/39	2,125,000	2,305,102
Transportation Program, Series AA	5.250%	6/15/43	1,500,000	1,573,880
Transportation Program, Series AA	5.000%	6/15/50	5,520,000	5,803,837
Transportation Program, Series AA, Refunding	5.000%	6/15/36	4,000,000	4,475,959
Transportation Program, Series AA, Refunding	5.000%	6/15/38	3,000,000	3,369,099
Transportation Program, Series BB	4.000%	6/15/36	2,250,000	2,295,530
Transportation Program, Series BB	5.000%	6/15/44	2,000,000	2,073,624
Transportation System, Series A, Refunding	5.000%	12/15/28	1,050,000	1,145,226
Transportation System, Series A, Refunding	4.250%	6/15/40	750,000	772,554
New Jersey State Turnpike Authority Revenue, Series C, Refunding	5.000%	1/1/44	4,000,000	4,441,394 (g)
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	800,000	829,333
Total New Jersey				51,452,001
New York — 23.6%
Brookhaven, NY, Local Development Corp. Revenue, Long Island Community Hospital Project, Series A, Refunding	4.000%	10/1/45	1,250,000	1,189,763
Long Island, NY, Power Authority Electric System Revenue, Series B	3.000%	9/1/29	1,250,000	1,233,274 (a)(b)
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	2,000,000	2,056,353
MTA, NY, Transportation Revenue:
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	500,000	504,884
Green Bonds, Series E, Refunding	5.000%	11/15/30	1,750,000	1,954,992
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Green Bonds, Series E, Refunding	4.000%	11/15/45	$1,750,000	$1,703,982
Series A-2	5.000%	5/15/30	2,300,000	2,512,858 (a)(b)
Series B, Refunding	5.000%	11/15/37	250,000	257,554
Series C-1, Refunding	5.000%	11/15/33	350,000	362,454
New York City, NY, GO:
Series A	5.000%	8/1/51	2,500,000	2,698,764
Subseries A-1	4.000%	8/1/40	1,250,000	1,257,479
Subseries A-1	5.000%	8/1/47	2,070,000	2,214,736
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Refunding	4.000%	3/1/45	900,000	866,014
Yankee Stadium Project, Refunding, AGM	4.000%	3/1/45	750,000	733,713
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	5,800,000	5,686,365
Second General Resolution Fiscal 2023, Series AA, Subseries AA-1	5.250%	6/15/52	2,020,000	2,225,769
Second General Resolution, Series CC	5.000%	6/15/48	600,000	619,534
Second General Resolution, Series CC-1, Refunding	5.000%	6/15/46	2,000,000	2,053,452
New York City, NY, TFA, Future Tax Secured Revenue:
Subordinated, Series F, Subseries F-1	5.000%	2/1/47	10,250,000	11,040,311
Subordinated, Subseries F-1	5.000%	5/1/42	3,000,000	3,107,701
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Series B-1	4.000%	7/1/51	2,500,000	2,446,845
Non-State Supported Debt, New School University, Series A, Refunding	5.000%	7/1/35	1,900,000	1,916,044
Non-State Supported Debt, SD, Series A, Refunding, AGM	5.000%	10/1/29	5,000	5,468 (f)
Series B, Refunding	5.000%	2/15/43	5,000	5,357 (f)
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 4, Series A	5.000%	3/15/45	1,000,000	1,043,667
Bidding Group 4, Series E, Refunding	5.000%	3/15/44	2,850,000	2,995,922
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 3, Series B, Refunding	5.000%	2/15/41	5,000	5,358 (f)
Bidding Group 3, Series B, Refunding	5.000%	2/15/41	2,990,000	3,134,276
Bidding Group 4, Series A, Refunding	4.000%	3/15/45	2,475,000	2,451,200
Bidding Group 4, Series A, Refunding	4.000%	3/15/46	7,240,000	7,166,374
Bidding Group 4, Series D, Refunding	4.000%	2/15/40	3,100,000	3,133,782
New York State Liberty Development Corp., Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	2,240,000	2,241,875 (d)
7 World Trade Center Project, Class 2, Refunding	3.250%	9/15/52	5,000,000	3,925,265
Goldman Sachs Headquarters	5.500%	10/1/37	1,485,000	1,781,972
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series B, Refunding	4.000%	1/1/45	4,000,000	3,910,211
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	500,000	519,487 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	650,000	671,790 (c)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	$1,750,000	$1,806,713 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	2,750,000	3,093,590 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	2,200,000	2,371,326 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	1,750,000	1,685,724 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	2,150,000	2,350,355 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	6,600,000	6,887,204 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AGM	5.125%	6/30/60	5,250,000	5,471,018 (c)
John F. Kennedy International Airport Terminal 4 Project, Series C, Refunding	4.000%	12/1/41	2,160,000	2,140,872
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	1,550,000	1,549,931 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	11,850,000	11,849,538 (c)
New York State Urban Development Corp., Revenue, State Personal Income Tax, Series C, Refunding	4.000%	3/15/45	3,250,000	3,209,830
Port Authority of New York & New Jersey Revenue:
Consolidated Series 194, Refunding	5.000%	10/15/41	6,400,000	6,516,513
Consolidated Series 218	4.000%	11/1/47	2,600,000	2,493,248 (c)
Consolidated Series 221	4.000%	7/15/45	1,000,000	963,240 (c)
Consolidated Series 221	4.000%	7/15/55	1,000,000	929,096 (c)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/45	250,000	260,735
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	8,950,000	9,505,948 (h)
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/51	1,950,000	2,077,283
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/56	2,000,000	1,932,021
MTA Bridges & Tunnels, Senior Lien, Series A-1, Refunding	5.000%	5/15/51	2,500,000	2,664,056
Total New York				151,393,086
North Carolina — 0.9%
Charlotte, NC, Lease Revenue, COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	1,000,000	981,028
North Carolina State Medical Care Commission, Retirement Facilities Revenue:
The Forest at Duke Project	4.000%	9/1/41	500,000	464,332
The Forest at Duke Project	4.000%	9/1/46	715,000	633,364
The Forest at Duke Project	4.000%	9/1/51	1,000,000	852,728
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding	5.000%	7/1/47	1,500,000	1,521,923
Series A, Refunding	5.000%	7/1/51	1,500,000	1,519,676
Total North Carolina				5,973,051
North Dakota — 0.4%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AGM	3.000%	12/1/46	3,550,000	2,862,240
Ohio — 1.4%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	3,425,000	3,153,078
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	$1,950,000	$1,794,143 (a)(b)(c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	2,650,000	2,627,478 (c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	1,300,000	1,319,901 (a)(b)(c)
Total Ohio				8,894,600
Oklahoma — 0.3%
Oklahoma State Municipal Power Authority Revenue, Series A, Refunding, AGM	4.000%	1/1/47	2,000,000	1,976,722
Oregon — 1.0%
Multnomah County, OR, School District No 7, Reynolds, GO, Deferred Interest, Series B, School Board Guaranty	0.000%	6/15/31	1,000,000	759,303
Oregon State Business Development Commission Revenue, Recovery Zone Facility Bonds, Intel Corp. Project, Series 232	3.800%	6/15/28	3,100,000	3,175,388 (a)(b)
Oregon State Facilities Authority Revenue, Legacy Health Project, Series A, Refunding	5.000%	6/1/46	2,600,000	2,623,769
Total Oregon				6,558,460
Pennsylvania — 6.7%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	500,000	499,845
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds, Series 2018	5.000%	6/1/32	250,000	266,721
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/29	335,000	335,860
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/30	375,000	377,337 (f)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/30	1,145,000	1,148,015
Lancaster County, PA, Convention Center Authority Revenue, Hotel Room Rental Tax:
Series B, Refunding, County GTD	4.750%	5/1/53	2,000,000	2,052,797
Series B, Refunding, County GTD	4.750%	5/1/57	2,500,000	2,565,562
Lancaster County, PA, Hospital Authority Revenue, Penn State Health, Series 2021	5.000%	11/1/46	3,500,000	3,653,824
Pennsylvania State Economic Development Financing Authority Exempt Facilities Revenue:
PPL Energy Supply LLC Project, Series B, Refunding	5.250%	6/1/27	1,000,000	1,016,409 (a)(b)
PPL Energy Supply LLC Project, Series C, Refunding	5.250%	6/1/27	2,200,000	2,236,287 (a)(b)
Pennsylvania State Economic Development Financing Authority Revenue:
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.750%	6/30/48	2,000,000	2,194,183 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	7,200,000	7,560,933 (c)
Pennsylvania State Turnpike Commission Revenue:
Series A-2	5.000%	12/1/48	2,000,000	2,085,217
Series B	5.000%	12/1/45	2,000,000	2,145,909
Series B, Refunding	5.250%	12/1/47	1,500,000	1,647,348
Series C, Refunding	4.000%	12/1/51	2,000,000	1,917,030
Subordinated, Series B	5.000%	12/1/48	2,900,000	3,022,411
Philadelphia, PA, Airport Revenue, Series A, Refunding	5.000%	6/15/35	2,000,000	2,017,839 (c)
Philadelphia, PA, Authority for IDR:
Charter School Revenue, A String Theory Charter School Project, Refunding	5.000%	6/15/40	500,000	508,226
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	250,000	264,685
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/38	$500,000	$526,720
Philadelphia, PA, SD, GO, Series A, State Aid Withholding	5.000%	9/1/33	1,755,000	1,784,100
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	800,000	830,062
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	2,280,000	2,357,669
Total Pennsylvania				43,014,989
Puerto Rico — 6.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/37	1,840,000	1,946,076 (d)
Senior Lien, Series A, Refunding	5.000%	7/1/47	4,700,000	4,790,041 (d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	78,612	52,983
Restructured, Series A-1	5.375%	7/1/25	33,970	34,209
Restructured, Series A-1	5.625%	7/1/27	67,418	70,224
Restructured, Series A-1	5.625%	7/1/29	66,323	71,349
Restructured, Series A-1	5.750%	7/1/31	64,420	71,378
Restructured, Series A-1	4.000%	7/1/33	61,087	60,636
Restructured, Series A-1	4.000%	7/1/35	1,209,908	1,194,151
Restructured, Series A-1	4.000%	7/1/37	4,065,000	3,976,917
Restructured, Series A-1	4.000%	7/1/41	629,073	597,909
Restructured, Series A-1	4.000%	7/1/46	66,635	61,873
Subseries CW	0.000%	11/1/43	270,075	171,160 (b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	2,900,000	1,225,250 *(i)
Series A	5.050%	7/1/42	450,000	190,125 *(i)
Series XX	5.250%	7/1/40	4,570,000	1,930,825 *(i)
Series ZZ, Refunding	—	7/1/18	1,550,000	651,000 *(j)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	1,240,000	1,115,406
CAB, Restructured, Series A-1	0.000%	7/1/46	7,830,000	2,640,225
Restructured, Series A-1	4.550%	7/1/40	300,000	300,714
Restructured, Series A-1	4.750%	7/1/53	1,230,000	1,220,774
Restructured, Series A-1	5.000%	7/1/58	3,870,000	3,887,115
Restructured, Series A-2	4.329%	7/1/40	8,290,000	8,198,738
Restructured, Series A-2A	4.550%	7/1/40	4,600,000	4,610,950
Total Puerto Rico				39,070,028
South Carolina — 1.0%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	5.485%	3/1/31	1,250,000	1,305,663 (a)(b)
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	2,550,000	2,497,007
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/36	500,000	523,085 (c)
Series 2018	5.000%	7/1/48	1,750,000	1,786,822 (c)
Total South Carolina				6,112,577
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
South Dakota — 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	$700,000	$722,070
Tennessee — 2.1%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	3,250,000	3,155,266
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	1,550,000	1,560,578
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue, Series A, AGM	5.250%	7/1/53	2,250,000	2,455,394
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A, Refunding	5.000%	7/1/42	500,000	519,156
Subordinated, Series B, Refunding	5.000%	7/1/46	1,000,000	1,030,743
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	5,000,000	5,011,460 (a)(b)
Total Tennessee				13,732,597
Texas — 10.0%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	250,000	254,843
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	1,600,000	1,647,625
Austin, TX, Airport System Revenue:
Series 2022	5.000%	11/15/52	2,000,000	2,072,820 (c)
Series B	5.000%	11/15/39	3,270,000	3,428,954 (c)
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series B	4.000%	1/1/51	4,320,000	4,127,759
Central Texas Turnpike System Revenue:
Series C, Refunding	5.000%	8/15/41	750,000	822,569
Series C, Refunding	5.000%	8/15/42	1,000,000	1,091,539
Elgin, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/1/49	3,100,000	2,976,687
Forney, TX, ISD, GO, Unlimited Tax School Building Bonds, Series 2019, PSF - GTD	5.000%	2/15/49	500,000	512,332
Galveston, TX, Wharves & Terminal Revenue:
First Lien, Series A	5.000%	8/1/34	1,555,000	1,695,853 (c)
First Lien, Series A	5.250%	8/1/35	1,250,000	1,380,695 (c)
First Lien, Series A	5.250%	8/1/37	1,250,000	1,377,670 (c)
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Series A, B and C	5.500%	10/1/36	6,000,000	6,532,507
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Texas Children’s Hospital, Series B, Refunding	5.000%	10/1/31	1,650,000	1,842,216 (a)(b)
Harris County, TX, GO, Certificates of Obligation	4.000%	9/15/49	4,750,000	4,558,701
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	1,650,000	1,605,159
Houston, TX, GO, Series A	4.125%	3/1/51	1,200,000	1,161,757
Houston, TX, Airport System Revenue:
Series B-1	5.000%	7/15/30	6,500,000	6,542,168 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	2,100,000	2,034,962 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/40	2,000,000	1,939,482 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/41	750,000	725,696 (c)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	1,000,000	1,003,135
Longview, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/49	2,250,000	2,189,023
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	$160,000	$164,427 (c)
Series 2017	5.000%	11/1/36	160,000	163,860 (c)
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing College Station, AGM	5.000%	4/1/46	750,000	750,047
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/51	1,300,000	1,098,471
North Texas Tollway Authority Revenue:
Series A, Refunding	5.000%	1/1/39	825,000	838,487
Series B, Refunding	5.000%	1/1/45	2,705,000	2,711,198
Port Beaumont, TX, Navigation District Dock and Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series A	3.000%	1/1/50	400,000	330,508 (c)(d)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	4.000%	10/1/42	2,500,000	2,456,484
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	460,000	463,350 (c)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/45	1,600,000	1,610,909 (c)
Senior Lien, NTE Mobility Partners Segments 3 LLC, Refunding	5.500%	6/30/41	1,650,000	1,784,260 (c)
Total Texas				63,896,153
Utah — 1.3%
Salt Lake City, UT, Airport Revenue, Salt Lake City International Airport, Series A	5.000%	7/1/43	5,250,000	5,373,116 (c)
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	250,000	253,310
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	1,000,000	1,009,870
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/39	1,250,000	1,215,997
Series 2021	4.000%	10/15/36	100,000	99,312
Series 2021	4.000%	10/15/38	500,000	490,434
Total Utah				8,442,039
Virginia — 2.4%
Arlington County, VA, IDA, Hospital Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/35	700,000	765,128
Isle of Wight County, VA, EDA Revenue:
Riverside Health System, Series 2023, AGM	4.750%	7/1/53	1,250,000	1,318,097
Riverside Health System, Series 2023, AGM	5.250%	7/1/53	500,000	545,668
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	1,400,000	1,411,277 (c)
Series B, Refunding	5.000%	7/1/45	2,000,000	2,010,033 (c)
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/32	500,000	527,835
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	550,000	578,878
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	7/1/35	3,000,000	3,208,833 (c)
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/37	1,000,000	1,063,558 (c)
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/38	1,250,000	1,325,302 (c)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	2,500,000	2,619,840 (c)
Total Virginia				15,374,449
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Washington — 1.4%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	4.000%	4/1/44	$1,000,000	$943,074 (c)
Series 2022, Refunding	5.000%	8/1/41	3,250,000	3,419,922 (c)
Series C	5.000%	5/1/42	1,500,000	1,538,335 (c)
Washington State Health Care Facilities Authority Revenue:
Seattle Cancer Care Alliance	4.000%	12/1/40	500,000	484,049
Seattle Cancer Care Alliance, Refunding	4.000%	12/1/45	1,200,000	1,122,616
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	1,500,000	1,568,393
Total Washington				9,076,389
Wisconsin — 2.1%
Public Finance Authority, WI, Airport Facilities Revenue, Transportation Infrastructure Properties LLC, Series B, Refunding	5.000%	7/1/42	4,000,000	4,000,653 (c)
Public Finance Authority, WI, Revenue:
Cone Health, Series A	5.000%	10/1/52	2,000,000	2,112,123
The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	700,000	716,041
Public Finance Authority, WI, Student Housing Revenue, University of Hawai’i Foundation Project, Green Bonds, Series A-1	4.000%	7/1/51	1,800,000	1,598,858 (d)
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A, Moral Obligations	5.000%	4/1/48	3,000,000	3,077,057
Wisconsin State HEFA Revenue, Bellin Memorial Hospital Inc., Series A	5.500%	12/1/52	1,600,000	1,777,848
Total Wisconsin				13,282,580

Total Municipal Bonds (Cost — $884,371,000)				903,114,195
Municipal Bonds Deposited in Tender Option Bond Trusts(k) — 6.0%
Florida — 1.7%
Florida State Department of Transportation Turnpike Revenue:
Series C	4.000%	7/1/51	5,600,000	5,507,568
Series C	4.000%	7/1/54	5,700,000	5,552,786
Total Florida				11,060,354
New York — 4.3%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	6,920,000	7,615,621
New York State Dormitory Authority, State Personal Income Tax Revenue, Series A	4.000%	3/15/45	8,480,000	8,398,454
New York State Urban Development Corp., State Sales Tax Revenue, Series A	5.000%	3/15/49	10,200,000	11,102,992
Total New York				27,117,067

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $37,124,045)				38,177,421
Total Investments before Short-Term Investments (Cost — $921,495,045)				941,291,616
Short-Term Investments — 0.1%
Municipal Bonds — 0.1%
Missouri — 0.0%††
Missouri State HEFA Revenue, Saint Louis University, Series B-2, Refunding, LOC - Wells Fargo Bank N.A.	3.900%	10/1/35	100,000	100,000 (l)(m)
Pennsylvania — 0.0%††
Philadelphia, PA, Authority for Industrial Development, Multi-Modal Lease Revenue, Series B-2, Refunding, LOC - TD Bank N.A.	2.910%	10/1/30	100,000	100,000 (l)(m)
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — 0.1%
Lower Neches Valley Authority, TX, Industrial Development Corp. Revenue, ExxonMobil Corp., Series A, Refunding	3.950%	11/1/29	$400,000	$400,000 (l)(m)

Total Short-Term Investments (Cost — $600,000)				600,000
Total Investments — 147.1% (Cost — $922,095,045)				941,891,616
Variable Rate Demand Preferred Stock, at Liquidation Value — (44.4)%				(284,075,000)
TOB Floating Rate Notes — (3.3)%				(21,490,000)
Other Assets in Excess of Other Liabilities — 0.6%				4,004,520
Total Net Assets Applicable to Common Shareholders — 100.0%				$640,331,136

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.
(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(g)	Securities traded on a when-issued or delayed delivery basis.
(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(i)	The coupon payment on this security is currently in default as of August 31, 2024.
(j)	The maturity principal is currently in default as of August 31, 2024.
(k)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.
(l)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(m)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report

 Western Asset Managed Municipals Fund Inc.
Abbreviation(s) used in this schedule:
AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
COP	—	Certificates of Participation
CSCE	—	Charter School Credit Enhancement
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HEFA	—	Health & Educational Facilities Authority
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
PCFA	—	Pollution Control Financing Authority
PEA	—	Public Energy Authority
PSF	—	Permanent School Fund
SD	—	School District
SOFR	—	Secured Overnight Financing Rate
TFA	—	Transitional Finance Authority
At August 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	226	12/24	$30,293,480	$29,817,875	$(475,605)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Managed Municipals Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with preservation of capital. When pursuing its investment objective, the Fund seeks to maximize current income exempt from federal income tax as is consistent with preservation of principal.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.
Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$903,114,195	—	$903,114,195
Municipal Bonds Deposited in Tender Option Bond Trusts	—	38,177,421	—	38,177,421
Total Long-Term Investments	—	941,291,616	—	941,291,616
Short-Term Investments†	—	600,000	—	600,000
Total Investments	—	$941,891,616	—	$941,891,616
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$475,605	—	—	$475,605

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2024. The following transactions were effected in such company for the period ended August 31, 2024.

	Affiliate Value at May 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$1,304,902	1,304,902	$1,304,902	1,304,902

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$460	—	—

Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report